Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands		Sep. 30, 2023	Sep. 30, 2022
Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 1,973,418	$ 1,923,337
Less accumulated depreciation		(1,182,495)	(1,129,050)
Property and equipment, net		790,923	794,287
Computers, Related Equipment and Software [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		1,294,574	1,267,230
Building, Building Improvements And Land [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	[1]	410,644	392,110
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		204,054	199,972
Furniture, Fixtures and Other [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 64,146	$ 64,025

[1]	During fiscal year 2023, the Company occupied the campus in Ra'anana Israel and started the depreciation of the building and building improvements, please see also Note 2.